Basis of presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of presentation
Basis of presentation

2.Basis of presentation

2.1.Statement of compliance

The accompanying interim condensed financial information that refer to the period ended on June 30, 2023, have been prepared in accordance with the International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

These interim condensed consolidated financial statements were authorized for issue by the Group’s Board of Directors on September 28, 2023.

2.2.Basis of presentation

These interim condensed consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.3.Basis of consolidation

The Group controls the entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.   Basis of presentation

2.1.  Statement of compliance

These consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the Group’s Board of Directors on June 26, 2023.

2.2.  Going concern

The financial position of the Group, its cash flows and liquidity position are described in the financials statements and notes to these consolidated financial statements. In addition, Note 29 includes the Group’s policies for managing its liquidity risk.

Despite the uncertainties related to the current economic volatility and taking into account significant positive cash inflows from operating activities, management’s assessment of revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the reporting date of December 31, 2022. Accordingly, they are satisfied that the consolidated financial statements should be prepared on a going concern basis. Management believes that there is no significant doubt regarding the Company’s or the Group’s existence as a going concern, please refer to Notes 29 and 31 for further details.

2.3.  Basis of presentation

These consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.  Basis of consolidation

The Group controls the entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.  Changes in accounting policies

During 2022 the Group applied a number of accounting standards effective from January 1, 2022 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards and interpretations effective for the year ended December 31, 2022

●	Amendments to IFRS 3 - Business Combinations: Reference to the Conceptual Framework.
●	Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use.
●	Amendments to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract.
●	Annual Improvements to IFRS Standards 2018–2020.
●	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7).

A number of new standards are effective for annual periods beginning after January 1, 2022 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements.

The following amended standards and interpretations are not expected to have a significant impact on the Group’s financial statements.

Standards issued but not yet effective:

●	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts.
●	Classification of liabilities as current or non-current (Amendments to IAS 1).
●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).
●	Definition of Accounting Estimates (Amendments to IAS 8).
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12).
●	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7).